Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Outstanding Award, Activity, Excluding Option

A summary of the status of the Class B common units award activity for the years ended December 31, 2020. 2019 and 2018 is presented in the table below. The number of Class B common units that vested during the years ended December 31, 2020, 2019 and 2018 was 929,160, 1,496,521 and 1,814,594, respectively. There were 0, 0 and 2,813 units forfeited in the years ended December 31, 2020, 2019 and 2018 respectively.

	Granted Units	Vested Units	Non-vested units
Balance as of January 1, 2018	12,814,203	9,891,696	2,922,507
Granted	1,317,768	—	1,317,768
Vested	—	1,814,594	(1,814,594)
Forfeiture	(2,813)	(2,813)	—

Balance as of December 31, 2018	14,129,158	11,703,477	2,425,681
Granted	—	—	—
Vested	—	1,496,521	(1,496,521)
Forfeiture	—	—	—

Balance as of December 31, 2019	14,129,158	13,199,998	929,160
Granted	—	—	—
Vested	—	929,160	(929,160)
Forfeiture	—	—	—

Balance as of June 10, 2020	14,129,158	14,129,158	—
Conversion to common stock upon Business Combination	(14,129,158)	(14,129,158)	—

Balance as of December 31, 2020	—	—	—

Schedule of Share-based Payment Award, Equity Instruments Other Than Options, Valuation Assumptions

	Class B1(b)	Class B2(a)	Class B2(b)	Class B2(c)	Class B2(d)
Grant Date	January 31, 2016	December 1, 2016	November 22, 2017	March 15, 2018	August 6, 2018
Equity Valuation Date	January 31, 2016	January 31, 2016	December 31, 2017	December 31, 2017	August 6, 2018
Volatility	45%	45%	40%	40%	40%
Term	4.92	4.92	3.00	3.00	2.40
Risk Free Rate	1.3%	1.3%	2.0%	2.0%	2.7%
Exit Date	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
DLOM—Common	13%	13%	18%	18%	14%
Grant Date Fair Value	$0.75	$0.57	$2.85	$2.85	$4.00

Share-based Payment Arrangement, Expensed and Capitalized, Amount

During the years ended December 31, 2020, 2019 and 2018, share based compensation expense related to the Class B plan was allocated to cost of services, general and administrative, selling and marketing, research and development, generally based on the functional responsibilities of the awarded unit holders of Open Lending, LLC (except the $2.2 million share-based compensation expense due to accelerated vesting in relation to the Business Combination, which was recognized fully in general and administrative) in the accompanying consolidated statements of operations and comprehensive income as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Cost of services	$123	$100	$108
General and administrative	2,425	1,798	2,275
Selling and marketing	81	62	153
Research and development	46	24	36

Total	$2,675	$1,984	$2,572

The unrecognized share-based compensation expense at December 31, 2020 was as follows:

	Unrecognized Expense	Weighted Average Amortization Period
	(in thousands)
Restricted stock	$2,952	3.58
Stock options	3,094	4.00

Total unrecognized share-based compensation expense	$6,046	3.85

Share-based Payment Arrangement, Activity

The following table provides information related to the incentive stock options and restricted stock awards granted during the year ended December 31, 2020:

	Restricted Stock Units		Stock Options
	Number of Awards	Weighted Average Fair Value at Grant Date	Number of Awards	Weighted Average Exercise Price
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	109,920	28.20	199,764	33.56
Vested/Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding as of December 31, 2020	109,920	$28.20	199,764	$33.56

Share-based Payment Arrangement, Option, Activity

The aggregate intrinsic value of outstanding stock options at December 31, 2020 was as follows:

Intrinsic Value of Stock Options
(in thousands)
Vested and exercisable	$—
Unvested	280
Total outstanding	$280

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The Company estimated the fair value of each stock option on the date of grant using a Black–Scholes option-pricing model, applying the following assumptions:

Grant date	12/30/2020
Strike price	$33.56
Expected life(a)	6.25
Weighted average time to vest(b)	2.50
Expected dividend yield(c)	—
Expected volatility rate(d)	50.00%
Risk-free interest rate(e)	0.55%
Weighted average option grant date fair value	$15.51

(a).

The expected life was estimated using the “Simplified Method” which utilizes the midpoint between the vesting date and the end of the contractual term. The Company used the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.

(b).	The weighted average time to vest was calculated using the “Simplified Method” by applying 25% to each vesting years.
(c).	At the grant date, no dividends were expected to be paid over the contractual term of the stock options granted, based on the Company’s dividend policy, resulting in the use of a zero dividend rate.
(d).	The expected volatility rate was based on the average of implied and observed historical volatility of comparable companies.
(e).	The risk-free interest rate was interpolated from the five-year and seven-year Constant Maturity Treasury rate published by the United States Treasury as of the date of the grant.